Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Total share- holders’ equity		Called up share capital	Other equity instruments	Retained earnings		Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Group reorgani-sation reserve		Non-controlling interests
Equity beginning of period at Dec. 31, 2020		£ 23,849		£ 23,666		£ 797	£ 3,722	£ 23,829		£ 1,309	£ 158	£ 1,543	£ (7,692)		£ 183
Profit for the period		741		737				737							4
Other comprehensive expense for the period, net of tax		(609)		(603)				11		(141)	(66)	(407)			(6)
– debt instruments at fair value through other comprehensive income		(144)		(143)						(143)					(1)
– equity instruments designated at fair value through other comprehensive income		2		2						2
– cash flow hedges		(66)		(66)							(66)
– remeasurement of defined benefit asset/liability		36		36				36
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[1]	(25)		(25)				(25)
– exchange differences		(412)		(407)								(407)			(5)
Total comprehensive income/(expense) for the period		132		134				748		(141)	(66)	(407)			(2)
Dividends paid		(59)	[2]	(58)	[2]		(58)	(58)	[2]						(1)	[2]
Net impact of equity-settled share-based payments		2
Change in business combinations and other movements	[3]	(38)		(25)				(30)		5					(13)
Equity end of period at Jun. 30, 2021		23,886		23,719		797	3,722	24,491		1,173	92	1,136	(7,692)		167
Profit for the period		305		304				304							1
Other comprehensive expense for the period, net of tax		(348)		(345)				35		(93)	(99)	(188)			(3)
– debt instruments at fair value through other comprehensive income		(93)		(93)						(93)
– equity instruments designated at fair value through other comprehensive income		0		0
– cash flow hedges		(99)		(99)							(99)
– remeasurement of defined benefit asset/liability		8		8				8
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[4]	27		27				27
– exchange differences		(191)		(188)								(188)			(3)
Total comprehensive income/(expense) for the period		(43)		(41)				339		(93)	(99)	(188)			(2)
Dividends paid		(136)	[5]	(136)	[5]		(136)	(136)	[5]
Net impact of equity-settled share-based payments		(12)
Change in business combinations and other movements	[6]	20		54				53		1					(34)
Equity end of period at Dec. 31, 2021		23,715		23,584		797	3,722	24,735		1,081	(7)	948	(7,692)	[7]	131
Profit for the period		241		237				237							4
Other comprehensive expense for the period, net of tax		(93)		(90)				429		(450)	(433)	364			(3)
– debt instruments at fair value through other comprehensive income		(456)		(451)						(451)					(5)
– equity instruments designated at fair value through other comprehensive income		1		1						1
– cash flow hedges		(433)		(433)							(433)
– remeasurement of defined benefit asset/liability		64		64				64
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[8]	365		365				365
– exchange differences		366		364								364			2
Total comprehensive income/(expense) for the period		148		147				666		(450)	(433)	364			1
Capital securities issued during the period		208		208			208
Dividends paid		(61)	[9]	(59)	[9]		(59)	(59)	[9]						(2)	[9]
Net impact of equity-settled share-based payments		(3)
Change in business combinations and other movements		(15)		(15)				(16)		1					0
Equity end of period at Jun. 30, 2022		£ 23,992		£ 23,862		£ 797	£ 3,930	£ 25,323		£ 632	£ (440)	£ 1,312	£ (7,692)	[7]	£ 130

[1]	At 30 June 2021, the cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a loss of of £209m.
[2]	The dividends to the parent company are the coupons payment on additional tier 1 instruments.
[3]	Additional shares were acquired in HSBC Trinkaus & Burkhardt GmbH (previously HSBC Trinkaus & Burkhardt AG) in Feb 2021, increasing the group’s interest from 99.33% to 100%.
[4]	At 31 December 2021, the cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a loss of £165m.
[5]	The dividends to the parent company are the coupons payment on additional tier 1 instruments.
[6]	Additional shares were acquired in HSBC Bank Armenia cjsc in Sep 2021, increasing the group’s interest from 70% to 100%
[7]	The Group reorganisation reserve ('GRR') is an accounting reserve resulting from the ring-fencing implementation. The GRR does not form part of regulatory capital.
[8]	At 30 June 2022, the cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £320m. The cumulative change on 31 December 2021 was a loss of £165m.
[9]	The dividends to the parent company are the coupons payment on additional tier 1 instruments.